Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2024	Dec. 31, 2023
Transportation equipment [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years	5 years
Software [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Minimum [Member] | Furniture and office equipment [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	2 years	3 years
Minimum [Member] | Computer equipment [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	2 years	2 years
Minimum [Member] | Buildings and improvements [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years	5 years
Maximum [Member] | Furniture and office equipment [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years	5 years
Maximum [Member] | Computer equipment [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Maximum [Member] | Buildings and improvements [Member[
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	20 years	20 years